Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from (used in) operating activities [abstract]
Net income (loss)	€ 6,303	€ (23,719)	[1]
Reconciliation of the net income (loss) and the cash generated from (used for) the operating activities
Depreciation and amortization, net	2,030	2,168
Employee benefits costs	192	268
Change in provision for charges	134	4,952
Share-based compensation expense	2,596	853
Change in valuation allowance on financial assets	2,255	(1,031)
Gains (losses) on financial assets	(1,333)	(443)
Change in valuation allowance on financial instruments	(100)	(170)
Gains on assets and other financial assets	(25)	(86)
Interest paid	194	160
Other profit or loss items with no cash effect	(52)	(1,476)
Operating cash flow before change in working capital	12,194	(18,524)
Change in working capital	(10,976)	(12,638)
Net cash generated from / (used in) operating activities:	1,218	(31,162)
Cash flows from (used in) investing activities [abstract]
Acquisition of intangible assets, net	0	(33)
Acquisition of property and equipment, net	(420)	(240)
Purchase of non-current financial instruments	0	0
Disposal of property and equipment	0	2
Purchase of other assets	(1)	(63)
Interest received on financial assets	25	86
Net cash generated from / (used in) investing activities:	(395)	(247)
Cash flows from (used in) financing activities [abstract]
Proceeds from the exercise / subscription of equity instruments	192	61
Repayment of borrowings	(958)	(1,127)
Net interest paid	(194)	(160)
Net cash generated / (used in) from financing activities:	(960)	(1,226)
Effect of the exchange rate changes	(670)	(178)
Net increase / (decrease) in cash and cash equivalents:	(807)	(32,812)
Cash and cash equivalents at the beginning of the year:	103,756	136,792
Cash and cash equivalents at the end of the six-months period:	102,949	103,980
Summary of changes in working capital [abstract]
Trade receivables and others (excluding rebates related to capital expenditures)	61,531	45,121
Trade receivables and others (excluding rebates related to capital expenditures), variance	(13,290)	6,514
Deferred revenue - current and non-current portion	(17,427)	(38,066)
Deferred revenue - current and non-current portion, variance	(20,486)	(5,907)
Trade payables and others (excluding payables related to capital expenditures)	(18,667)	(17,026)
Trade payables and others (excluding payables related to capital expenditures), variance	(9,906)	(12,492)
Collaboration liabilities - current and non-current portion	(73,121)	(45,934)
Collaboration liabilities - current and non-current portion, variance	32,706	(752)
Total change in working capital	(47,684)	(55,905)
Total change in working capital, variance	€ (10,976)	€ (12,638)

[1]	Comparative relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. See note 17 of the interim condensed consolidated financial statements as of June 30, 2022.